Condensed Balance Sheets - USD ($)	Aug. 31, 2019	Nov. 30, 2018
Current assets
Cash (Trust account)	$ 32,350	$ 1,444
Prepaid Expenses	1,275
Total current assets	33,625	1,444
Total assets	33,625	1,444
Current liabilities
Due to related party	10,106	9,800
Total current liabilities	10,106	9,800
Total liabilities	10,106	9,800
Stockholders' equity (deficit)
Common stock: $0.001 par value, 75,000,000 shares authorized,5,880,000 shares issued and outstanding as of August 31, 2019 and 3,800,000 shares issued and outstanding November 30, 2018 respectively	5,880	3,800
Additional paid-in capital	65,120	15,200
Accumulated deficit	(47,481)	(27,356)
Total stockholders' equity (deficit)	23,519	(8,356)
Total liabilities and stockholders' equity (deficit)	$ 33,625	$ 1,444